Liabilities and off-balance sheet commitments by maturity	12 Months Ended
Dec. 31, 2022
Liabilities and off-balance sheet commitments by maturity [abstract]
Liabilities and off-balance sheet commitments by maturity
41 Liabilities and off-balance sheet commitments by maturity
The tables below include all liabilities and off-balance sheet commitments by maturity based on contractual, undiscounted cash flows. These balances are included in the maturity analysis as follows:
•Perpetual liabilities are included in the column ‘Maturity not applicable’.
•Derivative liabilities are included on a net basis if cash flows are settled net. For other derivative liabilities the contractual gross cash flow payable is included.
•Undiscounted future coupon interest on financial liabilities payable is included in a separate line and in the relevant maturity bucket.
•Non-financial liabilities are included based on a breakdown of the amounts per statement of financial position, per expected maturity.
•Loans and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
ING Group’s expected cash flows on some financial liabilities vary significantly from contractual cash flows. Principal differences are in demand deposits from customers that are expected to remain stable or increase and in unrecognised loan commitments that are not all expected to be drawn down immediately. Reference is made to the liquidity risk paragraph in ‘Risk Management – Funding and liquidity risk’ for a description on how liquidity risk is managed.

Liabilities and off-balance sheet commitments by maturity
in EUR million
2022	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	10,053	2,238	33,268	9,878	1,794		-598	56,632
Customer deposits	605,154	16,127	15,045	2,729	1,872		-128	640,799
Financial liabilities at fair value through profit or loss
– Other trading liabilities	5,778	875	304	771	575		-83	8,219
– Trading derivatives	2,100	2,319	4,942	9,330	3,609		8,570	30,869
– Non-trading derivatives	345	288	216	1,204	470		525	3,048
– Designated at fair value through profit or loss	31,505	11,472	1,626	3,177	3,701	22	-620	50,883
Debt securities in issue	2,049	11,227	23,187	30,769	34,335		-5,648	95,918
Subordinated loans			760		9,936	6,307	-1,218	15,786
Lease liabilities	19	43	170	593	377		-28	1,174
Financial liabilities	657,001	44,588	79,518	58,451	56,669	6,329	771	903,328

Other liabilities [3]	9,913	683	2,466	3,033	406			16,502

Total liabilities	666,914	45,271	81,984	61,485	57,075	6,329	771	919,829

Coupon interest due on financial liabilities	430	714	3,132	6,346	3,208	347		14,175

Contingent liabilities in respect of
– Discounted bills
– Guarantees	28,304			4	550			28,859
– Irrevocable letters of credit	15,660	19	3					15,682
– other					3			3
Guarantees issued by ING Groep N.V.	336							336
Irrevocable facilities	161,147		194	434	166			161,940
	205,447	19	197	438	719			206,820
1 Includes liabilities on demand.
2 This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
3 Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities and off-balance sheet commitments by maturity
in EUR million
2021	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years	Maturity not applicable	Adjustment [2]	Total
Deposits from banks	10,477	1,062	1,387	71,413	1,719		-967	85,092
Customer deposits	596,625	11,226	6,060	1,571	1,937		-19	617,400
Financial liabilities at fair value through profit or loss
– Other trading liabilities	6,965	397	322	462	438		4	8,588
– Trading derivatives	1,689	1,608	3,674	8,295	5,731		-2,472	18,525
– Non-trading derivatives	546	245	422	900	571		-564	2,120
– Designated at fair value through profit or loss	24,862	10,224	771	1,851	3,721	20	358	41,808
Debt securities in issue	2,766	19,470	15,712	23,052	28,934		1,851	91,784
Subordinated loans				716	8,948	6,822	229	16,715
Lease liabilities	18	40	159	571	454		-23	1,220
Financial liabilities	643,949	44,272	28,506	108,831	52,453	6,843	-1,602	883,251

Other liabilities [3]	8,810	487	2,665	300	934			13,196

Total liabilities	652,759	44,758	31,172	109,132	53,386	6,843	-1,602	896,448

Coupon interest due on financial liabilities	193	406	1,000	2,579	2,773	387		7,338

Contingent liabilities in respect of
– Discounted bills
– Guarantees	25,911				550			26,461
– Irrevocable letters of credit	16,851							16,851
– other	1		2	5				8
Guarantees issued by ING Groep N.V.	316							316
Irrevocable facilities[4]	143,891	1	13	184	78			144,167
	186,969	1	15	189	628			187,802
1Includes liabilities on demand.
2This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
3Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.